UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Armitage
Title:    Managing Director, Egerton Capital Limited
Phone:    011442074109090

Signature, Place and Date of Signing:


/s/ John Armitage                London, England               May 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          8

Form 13F Information Table Value Total:   $1,362,934
                                          (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COL 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHR    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION   MGRS   SOLE      SHARED   NONE
--------------                 --------         -----      --------  -------   --- ----  ----------   ----   ----      ------   ----
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105  485,762   7,626,980 SH        SOLE         NONE   7,626,980
CSX CORP                       COM              126408103  185,928   3,316,000 SH        SOLE         NONE   3,316,000
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108   34,755    971,636  SH        SOLE         NONE     971,636
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109   77,652   1,023,759 SH        SOLE         NONE   1,023,759
NDS GROUP PLC                  SPONSORED ADR    628891103   71,326   1,459,508 SH        SOLE         NONE   1,459,508
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109  179,340   6,000,000 SH        SOLE         NONE   6,000,000
UNION PAC CORP                 COM              907818108  171,708   1,369,500 SH        SOLE         NONE   1,369,500
WEATHERFORD INTERNATIONAL LT   COM              G95089101  156,463   2,159,000 SH        SOLE         NONE   2,159,000

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